Cover	Aug. 26, 2026
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Muzinich Aviation Income Fund (mAIR)
Entity Central Index Key	0002107262